FAIR VALUE OF FINANCIAL INSTRUMENTS - Amortized Cost for which Fair Value is Disclosed (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 146,083	$ 100,015
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	6,376	6,087
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	91	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	6,918	2,123
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	30,214	24,502
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	67,159	38,774
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,640	3,825
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	2,355	2,030
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	2,562	3,317
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary equity obligations | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary equity obligations | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary equity obligations | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 2,151	$ 2,102